Operations (Details Narrative) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2024	Jan. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Nov. 29, 2022
IfrsStatementLineItems [Line Items]
Marketing expenses	$ 40,000
Impairment of capitalized intangible assets	$ 8,000
Proceeds from exercise of the underwriters over-allotment option			$ 5,546	$ 9,148
Class A Common Shares [Member] | Initial Public Offering [Member]
IfrsStatementLineItems [Line Items]
Shares issued		27,555,298
Proceeds from exercise of the underwriters over-allotment option		$ 247,998
Contingent Share 2021 Award [Member]
IfrsStatementLineItems [Line Items]
Termination expense					$ 355,573